Stockholders Equity (Details 1) - Warrant	9 Months Ended
Sep. 30, 2024
Expected term	5 years
Expected dividend yield	0.00%
Minimum
Expected average volatility	245.00%
Risk-free interest rate	3.79%
Maximum
Expected average volatility	251.00%
Risk-free interest rate	4.13%